Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three months ended March 31, 2023 and the comparative financial information for the three months ended March 31, 2022 and for the year ended December 31, 2022 include the accounts of the Company, and its subsidiaries, based upon information of Paysafe Limited.

All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position, results of operations and cash flows have been included. Operating results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023 or any other interim period.

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2022 on Form 20-F filed on March 15, 2023.

Disaggregation of Revenue

Disaggregation of Revenue

The Company provides payment solutions through two primary lines of business: Merchant Solutions and Digital Wallets. For each primary source of revenue within these business lines, the Company’s main performance obligation is to stand ready to provide payment services to merchants and consumers. Due to the concentration of economic factors, products and services in each of the business lines, the Company has presented disaggregated revenue at the segment level (See Note 14).

We do not have any material contract balances associated with our contracts with customers as of March 31, 2023 and December 31, 2022. The Company has applied the practical expedient to exclude disclosure of remaining performance obligations as the Company's contracts typically have a term of one year or less.

Significant accounting policies

Significant accounting policies

Effective January 1, 2023, we began to self-insure for certain losses related to United States employee medical and prescription drug benefit claims, a portion of which is paid by employees. We hold specific and aggregate excess loss insurance benefit coverage to limit significant exposure to these claims. Self-insured liabilities and related expenses are based upon actual claims filed and an estimated liability of claims incurred but not reported (“IBNR”). The liabilities are actuarially determined based primarily on our historical claims activity, claims payment patterns, and medical cost trends. In addition, we record receivables for amounts expected to be reimbursed for payments made in excess of stop-loss coverage.

The self-insurance liability represents the best estimate of future payments to be made on reported and unreported losses during the three months ended March 31, 2023. To the extent actuarial assumptions change and claims experience rates differ from historical rates, our liabilities may change. As of March 31, 2023, the self-insurance liability was not material and no receivables were recorded for payments in excess of our self-insured levels.

There have been no material changes in our significant accounting policies during the three months ended March 31, 2023 except as noted above. A detailed discussion of our significant accounting policies is included within the audited consolidated financial statements for the year ended December 31, 2022 on Form 20-F filed on March 15, 2023.

Recently Adopted Accounting Pronouncements

Recent Accounting Pronouncements

Reference Rate Reform

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional expedients and exceptions to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update apply only to contracts, hedging relationships, and other transactions that reference London Inter-bank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022 for which an entity has elected certain optional expedients and which are retained through the end of the hedging relationship. The amendments in this update also include a general principle that permits an entity to consider contract modifications due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. If elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions within the relevant ASC Topic or Industry Subtopic that contains the guidance that otherwise would be required to be applied. The amendments in this update were effective upon issuance and could be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which clarified the scope of ASU 2020-04 indicating that certain optional expedients and exceptions included in ASU 2020-04 are applicable to derivative instruments affected by the market-wide change in interest rates used for discounting, margining, or contract price alignment. Our exposure to London Interbank Offered Rate (“LIBOR”) is limited to our Term Loan Facility (USD).

In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848), which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848.

The USD Term Loan Facility and USD Revolving Credit Facility bear interest at LIBOR plus margin. Following the Financial Conduct Authority (“FCA”) decision to phase out the use of LIBOR by June 30, 2023, the Company entered into an amendment agreement on April 13, 2023 to replace LIBOR with the term SOFR reference rate administered by CME Group Benchmark Administration Limited (“SOFR”).

This contract modification qualifies for the relief provided in ASU 2021-01. The Company has applied the optional expedient in the standard, accounting for the amendment as if the modification was not substantial and thus a continuation of the existing contract, with the change in rate accounted for prospectively.

Business Combinations

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This update improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to 1) recognition of an acquired contract liability and 2) payment terms and their effect on subsequent revenue recognized by the acquirer. This guidance will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022 and is applied prospectively to acquisitions occurring after the effective date. The Company adopted this new guidance effective January 1, 2023. This new guidance did not have an impact on our interim unaudited consolidated financial statements.

Supplier Finance Programs

In September 2022, the FASB issued ASU No. 2022-04 Liabilities - Supplier Finance Programs. This update enhances transparency about an entity’s use of supplier finance programs. The buyer in a supplier finance program is required to disclose information about the key terms of the program, outstanding confirmed amounts as of the end of the period, a roll-forward of such amounts during each annual period, and a description of where in the financial statements outstanding amounts are presented. The amendments in this update will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, except for the amendment on roll-forward information which is effective for fiscal years beginning after December 31, 2023. Early adoption is permitted. The Company adopted this new guidance, with the exception of the roll-forward information, effective January 1, 2023. This new guidance did not have a material effect on our consolidated financial statements. As of March 31, 2023, the Company did not have any supplier finance arrangements.